STOCKHOLDERS' EQUITY - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized (in shares)	600,000,000.0
Common stock, shares authorized (in shares)	300,000,000	300,000,000
Preferred stock, shares authorized (in shares)	300,000,000.0
Common stock, shares outstanding (in shares)	95,041,000	94,929,000	94,899,000
Preferred stock, shares outstanding (in shares)	0
Common stock initially reserved for issuance (in shares)	7,400,000
Shares available for future issuance (in shares)	5,600,000
Shares available for future issuance under awards granted (in shares)	1,400,000
Stock-based compensation expense	$ 8,000	$ 6,100	$ 4,500
Unrecognized compensation cost	6,400
Amount available to declare or pay a dividend	750,700
Interest expense	72,264	81,113	56,371
Other income, net	20,595	4,799	10,600
Cost of sales	(7,757,622)	(7,551,098)	(7,424,525)
Income (Loss) from Equity Method Investments	8,308	15,191	6,726
Reclassification out of Accumulated Other Comprehensive Income | Fair Value of Derivatives
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Interest expense	27,380	29,130	5,976
Cost of sales	(3,193)	8,461	(22,546)
Reclassification out of Accumulated Other Comprehensive Income | Pension & Other Postretirement Benefits
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Other income, net	1,978	3,679	(1,548)
Reclassification out of Accumulated Other Comprehensive Income | Foreign Currency Translation
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Other income, net	$ 0	$ 253	$ (5,445)
Stock option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period	10 years
Unrecognized compensation cost, period for recognition	1 year 7 months 6 days